Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Schedule of capital expenditures contracted

	As of December 31
	2019	2020
Property and equipment	551,582	428,448
Leasehold improvements	68,652	54,911
Total	620,234	483,359